Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2019
Notes Tables
Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable [Table Text Block]
	Years ended October 31,
	2019	2018	2017
Balance at beginning of year	$64,242	$87,446	$74,266
Bad debt expense (recovery)	60,381	(18,455)	21,569
Losses charged to allowance	(25,061)	(4,749)	(8,389)
Balance at end of year	$99,562	$64,242	$87,446